Schedule of supplemental information related to operating leases (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024	Oct. 01, 2022
Operating Lease As Lessee
Right-of-use asset	$ 15,353	$ 47,825	$ 91,971
Lease liability, current	11,515	45,413	44,028
Lease liability, non-current			45,413
Total lease liability	$ 11,515	$ 45,413	$ 89,441